Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts	$ 23,278		$ 766
Receivable from the Group's executives and employees, net of provision	11,966	[1]	0
Withholding individual income tax payable (See Note 23)	15,199		0
Deposit assets	83,191		337
Prepayments, current	2,695
Allowance for doubtful accounts recoveries	65		2,979
Prepayments to vendors	2,923
Rental deposits	2,996
Guo Dian Nai Lun Te Zuo Qi Photovoltaic Power Generation LLC
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts	$ 3,518		0
Business acquisition, percentage of voting interests acquired	95.68%			95.68%
Allowance for doubtful accounts recoveries	$ 3,241
All Zip Roofing System Group Co, Ltd
Prepaid Expenses And Other Current Assets [Line Items]
Prepayments, current	3,507
Executives and Employees
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts	3,233		0
Former Executive
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts	3,233
State Grid Corporation of China | Other Deposit and Prepayments
Prepaid Expenses And Other Current Assets [Line Items]
Deposit assets	4,630			¥ 30
Other
Prepaid Expenses And Other Current Assets [Line Items]
Allowance for doubtful accounts	$ 249		$ 648

[1]	Receivable from the Group's executives and employees Pursuant to the PRC tax regulations, the income derived from the exercise of the share options and RSU (See Note 23-Stock-based Compensation) is subject to individual income tax ("IIT"), which should be withheld by the Group from these executives and employees for payment to the PRC tax authorities. As of December 31, 2015 and 2014, the Group had an outstanding receivable, net of provision, of $11,966 and nil from the executives and employees and the Group had payable to the PRC tax authorities of US$15,199 and nil in relation to the IIT liabilities arising from the exercise of share options and RSU by these executives and employees. During the year ended December 31, 2015, the Group recognized a full provision for doubtful recoveries of such receivable of $3,233 due from a former executive. The provision is included in general and administrative expenses in the consolidated statements of operations.